PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the first report to shareholders of Federated International Growth Fund, which is managed for long-term growth of capital. This report contains information about the fund from July 1, 1997 the date of inception, through November 30, 1997.

The report begins with a discussion by portfolio manager, Drew Collins, Senior Vice President, Federated Global Research Corp. His discussion covers the fund's objective and strategy, and market conditions. Following his commentary is a complete listing of the fund's investments and the financial statements.

The fund offers shareholders significant long-term growth opportunities by investing in five different international stock mutual funds managed by Federated Global Research. This "fund-of-funds" approach provides an extremely high level of diversification, far beyond what a single international fund can achieve. It also gives investors one-investment access to a very broad range of regions, industries, companies (both large cap and small cap+), and markets (both developed and emerging). The fund's management performs all of the research and quantitative work needed to determine the optimum investment mix among the different funds.*

When it comes to performance, it's important to remember that the true measure of the fund's performance is clearly in years rather than months. There will be periods of short-term fluctuation and negative, as well as positive returns. While its diversification can go a long way toward reducing the risks of investing in a single sector or region, the fund began operation during a very difficult international investment climate. Consequently, the fund's total return performance was negative during the five-month reporting period, as was the overall performance of the international stock market.

Please take this opportunity to read about the fund's strategy. We will continue to keep you up-to-date on the details of your investment on a regular basis. I recommend that you add to your account on a regular basis to increase the number of shares you own for future income and to take advantage of price fluctuations and dollar-cost averaging.**

Thank you for your investment in Federated International Growth Fund and for the confidence you have placed in our firm.

Sincerely,

/S/RICHARD B. FISHER
Richard B. Fisher
President
January 15, 1998

+ Small Cap Stocks have historically experienced greater volatility than average.
* International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
** Systematic investing does not ensure a profit or protect against loss in declining markets.



                              INVESTMENT REVIEW

FEDERATED INTERNATIONAL GROWTH FUND
July 1, 1997 - November 30, 1997

Drew Collins
Senior Vice President
Federated Global Research Corp.

Federated International Growth Fund, which began operation on July 1, 1997, is designed for investors seeking long-term growth of capital from the international marketplace. This fund provides a "one-stop," core international holding that:

* offers an extremely well-diversified portfolio by investing in five international stock funds that seeks to generate higher risk-adjusted returns over time;

* strives to reduce risks associated with investing in a single international sector or region fund; and

* provides broad regional and international asset class diversification beyond that of the Morgan Stanley Capital International Europe, Australia, and Far East Index
   ("MSCI-EAFE").*

The five international funds in which Federated International Growth Fund invests are:

1. Federated Asia Pacific Growth Fund which invests in large and small companies based in and doing business in the Asia Pacific region.

2. Federated Emerging Markets Fund which is a broadly diversified fund that invests in at least 250 companies across a wide range of economic sectors in 20 or more emerging market countries.

3. Federated European Growth Fund which invests in 100 -150 large and small companies with proven performance records based in and doing business in the European region.

4. Federated International Small Company Fund which invests in 175-225 small foreign companies in developed and emerging markets, with a majority of its assets invested in Asia, Europe and Latin America.

5. Federated Latin American Growth Fund which invests in 50-100 large and small Latin American companies headquartered in Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean.

STRATEGY

Our strategy is to capture the returns of the broad international equity markets by keeping the fund invested in both the developed and emerging markets, in both small and large capitalization companies. We review allocations formally on a quarterly basis, but may change allocations at any time. The initial allocation of the fund was 30% for the Federated European Growth Fund, 30% for the Federated Asia Pacific Growth Fund, 15% for the Federated Emerging Markets Fund, 15% for the Federated International Small Company Fund, and 10% for the Federated Latin American Growth Fund. During the reporting period, we began shifting the allocation of new monies toward emerging markets and smaller companies, and away from the Asia Pacific region. We continue to believe that some of the best bargains exist in the international small cap area.

The fund's assets were allocated among the following as of November 30, 1997:

                                            PERCENTAGE OF
                                              FEDERATED
                                            INTERNATIONAL
                                             GROWTH FUND
FUND                                          PORTFOLIO
------------------------------------------  ------------
Federated European Growth Fund                  33.05%
Federated Asia Pacific Growth Fund              23.20
Federated International Small Company Fund      16.89
Federated Emerging Markets Fund                 14.16
Federated Latin American Growth Fund            10.59
Cash                                             2.11

The fund was diversified among emerging/developed and small cap/large cap sectors as follows:

AREA OF EXPOSURE   ALLOCATION PERCENTAGE
----------------   ---------------------
Emerging Markets            30%
Developed Markets           70%

Small Cap                   40%
Large Cap                   60%

FUND PERFORMANCE

The first five months of the fund's operation was a difficult period, as many regions -- notably Asia Pacific and emerging markets -- were impacted by negative economic developments and a strong U.S. dollar. As a result, the return of the general international marketplace, as measured by MSCI-EAFE, was -9.27% for the five-month reporting period.*

In this environment, the fund's total return was also negative. The share class returns for the five-month reporting period were: Class A Shares -12.70%, Class B Shares -12.90%, and Class C Shares -12.80%.** Of course, these returns represent only a very brief period of what is designed to be a long-term investment. The true measure of performance in the international marketplace is across years, rather than a few months.

OUTLOOK

Our outlook remains favorable toward Europe, which in the aggregate is the largest single region represented in the fund, with 50.53% of the assets in European equities, including both developed and emerging Europe. Although we are cautious on Asia, we are still finding value in the region and on a longer term, view believe growth will be restored. The Asian region, in total, accounts for 25.53% of the fund's investments. Latin America is still encouraging and represents 13.55% of the fund, while the countries of the Middle East and Africa are 5.52%.

Ultimately, Federated International Growth Fund gives investors the opportunity to pursue growth through an extremely diversified, international portfolio. While creating a strategic combination of international growth, mutual funds can be a time-consuming process and involve considerable research and quantitative work. This fund seeks to provide an optimum fund mix in one convenient investment.

* The Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI-EAFE) is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. This index is unmanaged and investments cannot be made in an index.

** Past performance quoted is based on net asset value and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the reporting period based on offering price for Class A, B and C Shares were -17.49%, -17.70%, and -13.70%, respectively.


Federated International Growth Fund
(Class A Shares)

GROWTH OF $10,000 INVESTED IN FEDERATED INTERNATIONAL GROWTH FUND
(CLASS A SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated International Growth Fund (Class A Shares) (the "Fund") from July 1, 1997 (start of performance), to November 30, 1997, compared to the Morgan Stanley Capital International All Country World EX U.S. (MSEUACWZ)+ and the Morgan Stanley Capital International Europe
Australia Far East Index (MSCIEAFE)+.

[GRAPHIC PRESENTATION OMITTED. REFER TO APPENDIX A.1]

Date             The Fund      MSEUACWZ      MSCIEAFE

7/1/97            9,450*        10,000        10,000
11/30/97          8,250          8,818         9,016


   CUMULATIVE  TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1997 Start of
               Performance (7/1/97) (17.49)%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50 % ($10,000 investment minus $550 sales charge = $ 9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The MSEUACWZ and the MSCIEAFE have been adjusted to reflect reinvestment of dividends on securities in the indices.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The MSEUACWZ and the MSCIEAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.



Federated International Growth Fund
(Class B Shares)

GROWTH OF $10,000 INVESTED IN FEDERATED INTERNATIONAL GROWTH FUND
(CLASS B SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated International Growth Fund (Class B Shares) (the "Fund") from July 1, 1997 (start of performance), to November 30, 1997, compared to the Morgan Stanley Capital International All Country World EX U.S. (MSEUACWZ)+ and the Morgan Stanley Capital International Europe
Australia Far East Index (MSCIEAFE)+.

[GRAPHIC PRESENTATION OMITTED. REFER TO APPENDIX A.2]

Date             The Fund      MSEUACWZ      MSCIEAFE

7/1/97            10,000        10,000        10,000
11/30/97           8,230*        8,818         9,016


CUMULATIVE     TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1997 Start of
               Performance (7/1/97) (17.70)%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSEUACWZ and the MSCIEAFE have been adjusted to reflect reinvestment of dividends on securities in the indices.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The MSEUACWZ and the MSCIEAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.



Federated International Growth Fund
(Class C Shares)

GROWTH OF $10,000 INVESTED IN FEDERATED INTERNATIONAL GROWTH FUND
(CLASS C SHARES)

The graph below illustrates the hypothetical investment of $10,000 in Federated International Growth Fund (Class C Shares) (the "Fund") from July 1, 1997 (start of performance), to November 30, 1997, compared to the Morgan Stanley Capital International All Country World EX U.S. (MSEUACWZ)+ and the Morgan Stanley Capital International Europe
Australia Far East Index (MSCIEAFE)+.

[GRAPHIC PRESENTATION OMITTED. REFER TO APPENDIX A.3]

Date             The Fund      MSEUACWZ      MSCIEAFE

7/1/97            10,000       10,000         10,000
11/30/97           8,630*       8,818          9,016


CUMULATIVE     TOTAL RETURN** FOR THE PERIOD ENDED NOVEMBER 30, 1997 Start of
               Performance (7/1/97) (13.70)%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The MSEUACWZ and the MSCIEAFE have been adjusted to reflect reinvestment of dividends on securities in the indices.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The MSEUACWZ and the MSCIEAFE are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.





                                        PORTFOLIO OF INVESTMENTS

                                     FEDERATED INTERNATIONAL GROWTH FUND
                                              NOVEMBER 30, 1997
SHARES OR
PRINCIPAL
  AMOUNT                                                                                       VALUE
----------   --------------------------------------------------------------------------    -----------
MUTUAL FUND SHARES -- 97.7%
---------------------------------------------------------------------------------------
   482,827   Federated Asia Pacific Growth Fund, Class A                                    $3,770,876
             --------------------------------------------------------------------------
   197,141   Federated Emerging Markets Fund, Class A                                        2,300,634
             --------------------------------------------------------------------------
   402,914   Federated European Growth Fund, Class A                                         5,370,849
             --------------------------------------------------------------------------
   192,621   Federated International Small Company Fund, Class A                             2,744,846
             --------------------------------------------------------------------------
   128,507   Federated Latin American Growth Fund, Class A                                   1,720,709
             --------------------------------------------------------------------------    -----------
                TOTAL MUTUAL FUND SHARES (IDENTIFIED COST $17,935,809)                      15,907,914
             --------------------------------------------------------------------------    -----------

(A)REPURCHASE AGREEMENT -- 1.0%
---------------------------------------------------------------------------------------
$  165,000   BT Securities Corp., 5.73%, dated 11/28/1997, due 12/1/1997 (AT
             AMORTIZED COST)                                                                   165,000
             --------------------------------------------------------------------------    -----------
                TOTAL INVESTMENTS (IDENTIFIED COST $18,100,809)(B)                         $16,072,914
             --------------------------------------------------------------------------    ===========

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $18,174,267. The net unrealized depreciation of investments on a federal tax basis amounts to $2,101,353 at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($16,277,980) at November 30, 1997.

(See Notes which are an integral part of the Financial Statements)






                                             STATEMENT OF ASSETS AND LIABILITIES

                                             FEDERATED INTERNATIONAL GROWTH FUND
                                                      NOVEMBER 30, 1997



ASSETS:
-----------------------------------------------------------------------------------------------------
Total investments in underlying funds, at value (identified cost $18,100,809 and tax cost $18,174,267)     $16,072,914
-----------------------------------------------------------------------------------------------------
Cash                                                                                                               971
-----------------------------------------------------------------------------------------------------
Income receivable                                                                                                   79
-----------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                     229,374
-----------------------------------------------------------------------------------------------------      -----------
Total assets                                                                                                16,303,338
-----------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 $   1,500
-------------------------------------------------------------------------------------------
Accrued expenses                                                                               23,858
------------------------------------------------------------------------------------------- ---------
Total liabilities                                                                                               25,358
-----------------------------------------------------------------------------------------------------      -----------
NET ASSETS for 1,866,296 shares outstanding                                                                $16,277,980
-----------------------------------------------------------------------------------------------------      ===========
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Paid in capital                                                                                            $18,379,333
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                                  (2,027,895)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                   (73,458)
-----------------------------------------------------------------------------------------------------      -----------
Total Net Assets                                                                                           $16,277,980
-----------------------------------------------------------------------------------------------------      ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------------------------
CLASS A SHARES:
-----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($10,562,135 (divided by) 1,210,410 shares outstanding)                                $8.73
-----------------------------------------------------------------------------------------------------      ===========
Offering Price Per Share (100 / 94.50 of $8.73)*                                                                 $9.24
-----------------------------------------------------------------------------------------------------      ===========
Redemption Proceeds Per Share                                                                                    $8.73
-----------------------------------------------------------------------------------------------------      ===========
CLASS B SHARES:
-----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($5,036,341 (divided by) 577,978 shares outstanding)                                   $8.71
-----------------------------------------------------------------------------------------------------      ===========
Offering Price Per Share                                                                                         $8.71
-----------------------------------------------------------------------------------------------------      ===========
Redemption Proceeds Per Share (94.50 / 100 of $8.71)**                                                           $8.23
-----------------------------------------------------------------------------------------------------      ===========
CLASS C SHARES:
-----------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($679,504 (divided by) 77,908 shares outstanding)                                      $8.72
-----------------------------------------------------------------------------------------------------      ===========
Offering Price Per Share                                                                                         $8.72
-----------------------------------------------------------------------------------------------------      ===========
Redemption Proceeds Per Share (99 / 100 of $8.72)**                                                              $8.63
-----------------------------------------------------------------------------------------------------      ===========

 * See "Investing in the Fund" in the Prospectus.
** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)






                                                 STATEMENT OF OPERATIONS

                                            FEDERATED INTERNATIONAL GROWTH FUND
                                              PERIOD ENDED NOVEMBER 30, 1997*



Investment Income:
-----------------------------------------------------------------------------------------------------
Interest                                                                                                  $      2,304
-----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                 $    77,041
----------------------------------------------------------------------------------------
Custodian fees                                                                                    660
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       18,018
----------------------------------------------------------------------------------------
Auditing fees                                                                                     168
----------------------------------------------------------------------------------------
Legal fees                                                                                      1,004
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      32,811
----------------------------------------------------------------------------------------
Distribution services fee -- Class B Shares                                                     7,755
----------------------------------------------------------------------------------------
Distribution services fee -- Class C Shares                                                       973
----------------------------------------------------------------------------------------
Shareholder services fee -- Class A Shares                                                      6,913
----------------------------------------------------------------------------------------
Shareholder services fee -- Class B Shares                                                      2,585
----------------------------------------------------------------------------------------
Shareholder services fee -- Class C Shares                                                        324
----------------------------------------------------------------------------------------
Share registration costs                                                                        9,331
----------------------------------------------------------------------------------------
Printing and postage                                                                            1,620
----------------------------------------------------------------------------------------
Insurance premiums                                                                              3,183
----------------------------------------------------------------------------------------
Miscellaneous                                                                                     864
---------------------------------------------------------------------------------------- ------------
Total expenses                                                                                163,250
----------------------------------------------------------------------------------------
Waivers and reimbursements --
--------------------------------------------------------------------
Waiver of shareholder services fee -- Class A Shares                   $     (6,913)
--------------------------------------------------------------------
Waiver of shareholder services fee -- Class B Shares                         (2,585)
--------------------------------------------------------------------
Waiver of shareholder services fee -- Class C Shares                           (324)
--------------------------------------------------------------------
Reimbursement of other operating expenses                                  (141,903)
--------------------------------------------------------------------   ------------
Total waivers and reimbursements                                                             (151,725)
-----------------------------------------------------------------------------------      ------------
Net expenses                                                                                                    11,525
-----------------------------------------------------------------------------------------------------     ------------
Net operating loss                                                                                              (9,221)
-----------------------------------------------------------------------------------------------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                               (73,458)
-----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments                                                        (2,027,895)
-----------------------------------------------------------------------------------------------------     ------------
Net realized and unrealized loss on investments                                                             (2,101,353)
-----------------------------------------------------------------------------------------------------     ------------
Change in net assets resulting from operations                                                            $ (2,110,574)
-----------------------------------------------------------------------------------------------------     ============

 * For the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

(See Notes which are an integral part of the Financial Statements)






                                          STATEMENT OF CHANGES IN NET ASSETS

                                          FEDERATED INTERNATIONAL GROWTH FUND
                                                                                                                    PERIOD ENDED
                                                                                                                    NOVEMBER 30,
                                                                                                                        1997*
                                                                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------
OPERATIONS --
----------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                               $       (9,221)
----------------------------------------------------------------------------------------------------------------
Net realized loss on investments ($0 as computed for federal tax purposes)                                              (73,458)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                                (2,027,895)
----------------------------------------------------------------------------------------------------------------  -------------
Change in net assets resulting from operations                                                                       (2,110,574)
----------------------------------------------------------------------------------------------------------------  -------------
SHARE TRANSACTIONS --
----------------------------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                                         19,590,876
----------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                              (1,202,322)
----------------------------------------------------------------------------------------------------------------  -------------
Change in net assets resulting from share transactions                                                               18,388,554
----------------------------------------------------------------------------------------------------------------  -------------
Change in net assets                                                                                                 16,277,980
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                          --
----------------------------------------------------------------------------------------------------------------  -------------
End of period                                                                                                     $  16,277,980
----------------------------------------------------------------------------------------------------------------  =============

 * For the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

(See Notes which are an integral part of the Financial Statements)






                                             FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                                                    PERIOD ENDED
                                                                                                                     NOVEMBER 30,
                                                                                                                       1997(A)
                                                                                                                    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.01)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                                         (1.26)
--------------------------------------------------------------------------------------------------------------       --------
Total from investment operations                                                                                        (1.27)
--------------------------------------------------------------------------------------------------------------       --------
NET ASSET VALUE, END OF PERIOD                                                                                         $ 8.73
--------------------------------------------------------------------------------------------------------------       ========
TOTAL RETURN(B)                                                                                                        (12.70%)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------
Expenses                                                                                                                 0.07%*
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.01%)*
--------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement(c)                                                                                          4.32%*
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                               $10,562
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                          3%
--------------------------------------------------------------------------------------------------------------

 *  Computed on an annualized basis.
(a) Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c)
This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






                                             FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                                                    PERIOD ENDED
                                                                                                                     NOVEMBER 30,
                                                                                                                        1997(A)
                                                                                                                    ------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.01)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                                         (1.28)
--------------------------------------------------------------------------------------------------------------       --------
Total from investment operations                                                                                        (1.29)
--------------------------------------------------------------------------------------------------------------       --------
NET ASSET VALUE, END OF PERIOD                                                                                         $ 8.71
--------------------------------------------------------------------------------------------------------------       ========
TOTAL RETURN(B)                                                                                                        (12.90%)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------
Expenses                                                                                                                 0.82%*
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.77%)*
--------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement(c)                                                                                          2.78%*
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                                $5,036
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                          3%
--------------------------------------------------------------------------------------------------------------

 *  Computed on an annualized basis.
(a) Reflects operations for the period from July 1, 1997 (date of initial public offering) to November 30, 1997. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c)
This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






                                             FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                                                   PERIOD ENDED
                                                                                                                    NOVEMBER 30,
                                                                                                                       1997(A)
                                                                                                                   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $10.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.01)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                                                         (1.27)
--------------------------------------------------------------------------------------------------------------       --------
Total from investment operations                                                                                        (1.28)
--------------------------------------------------------------------------------------------------------------       --------
NET ASSET VALUE, END OF PERIOD                                                                                         $ 8.72
--------------------------------------------------------------------------------------------------------------       ========
TOTAL RETURN(B)                                                                                                        (12.80%)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------------------
Expenses                                                                                                                 0.82%*
--------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                                      (0.77%)*
--------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement(c)                                                                                          2.69%*
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                                                  $680
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                                          3%
--------------------------------------------------------------------------------------------------------------

 *  Computed on an annualized basis.
(a) Reflects operations for the period from July 1, 1997 (date of initial public offering) to November 30, 1997. (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (c)
This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




                     NOTES TO FINANCIAL STATEMENTS

                 FEDERATED INTERNATIONAL GROWTH FUND

                         NOVEMBER 30, 1997

ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated International Growth Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

The Fund pursues its investment objective by investing in shares of other open-end management investment companies for which affiliates of Federated Investors serve as investment adviser, transfer and dividend disbursing agent, portfolio accountant, and principal underwriter (the "Federated Funds," herein referred to as the "underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund and Federated Latin American Growth Fund.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The following reclassifications have been made to the financial statements.

        INCREASE (DECREASE)
------------------------------------
                   UNDISTRIBUTED NET
PAID-IN CAPITAL    INVESTMENT INCOME
---------------    -----------------
   ($9,221)             $9,221

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.





CAPITAL STOCK

At November 30, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                    # OF PAR VALUE CAPITAL
CLASS NAME                                                                              STOCK AUTHORIZED
--------------------------------------------                                        ----------------------
Class A                                                                                   100,000,000
--------------------------------------------                                        ----------------------
Class B                                                                                   100,000,000
--------------------------------------------                                        ----------------------
Class C                                                                                   100,000,000
--------------------------------------------                                        ----------------------
   Total                                                                                  300,000,000
--------------------------------------------                                        ======================






Transactions in capital stock were as follows:

                                                                                         PERIOD ENDED
                                                                                     NOVEMBER 30, 1997(A)
                                                                                  -----------------------
CLASS A SHARES                                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------  ----------  -----------
Shares sold                                                                        1,322,127  $12,959,645
--------------------------------------------------------------------------------
Shares redeemed                                                                     (111,717)  (1,020,921)
--------------------------------------------------------------------------------  ----------  -----------
    Net change resulting from Class A Share transactions                           1,210,410  $11,938,724
--------------------------------------------------------------------------------  ==========  ===========

(a) For the period from July 1, 1997 (date of initial public investment) to November 30, 1997.


                                                                                         PERIOD ENDED
                                                                                     NOVEMBER 30, 1997(A)
                                                                                  -----------------------
CLASS B SHARES                                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------  ----------  -----------
Shares sold                                                                          594,767   $5,850,398
---------------------------------------------------------------------------------
Shares redeemed                                                                      (16,789)    (156,418)
--------------------------------------------------------------------------------- ----------  -----------
    Net change resulting from Class B Share transactions                             577,978   $5,693,980
--------------------------------------------------------------------------------  ==========  ===========

(a) For the period from July 1, 1997 (date of initial public offering) to November 30, 1997.


                                                                                         PERIOD ENDED
                                                                                     NOVEMBER 30, 1997(A)
                                                                                  -----------------------
CLASS C SHARES                                                                      SHARES        AMOUNT
------------------------------------------------------------------------------    ----------  -----------
Shares sold                                                                           80,472     $780,833
-------------------------------------------------------------------------------
Shares redeemed                                                                       (2,564)     (24,983)
-------------------------------------------------------------------------------   ----------  -----------
    Net change resulting from Class C Share transactions                              77,908     $755,850
-------------------------------------------------------------------------------   ==========  ===========
        Net change resulting from share transactions                               1,866,296  $18,388,554
-------------------------------------------------------------------------------   ==========  ===========

(a) For the period from July 1, 1997 (date of initial public offering) to November 30, 1997.



INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

Federated Global Research Corp. is the Fund's investment adviser (the "Adviser"). The advisory fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund were paying or accruing the advisory fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market investments, and not on those assets invested in shares of the underlying funds. If an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of 0.20% of the average daily net assets invested in the underlying funds. The Fund did not pay or accrue the asset allocation fee during the period.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. FServ may voluntarily choose to waive any portion of its fee. Fserv can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

SHARE CLASS NAME    % OF AVG. DAILY NET ASSETS OF CLASS
----------------    -----------------------------------
 Class A Shares                  0.25%
 Class B Shares                  0.75%
 Class C Shares                  0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. The Class A Shares did not pay or accrue the 12b-1 fee during the fiscal year ending November 30, 1997.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of underlying funds, excluding short-term securities, for the period ended November 30, 1997, were as follows:

PURCHASES                                     $18,359,267
------------------------------------------    ===========
SALES                                         $   350,000
------------------------------------------    ===========



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Shareholders of WORLD INVESTMENT SERIES, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated International Growth Fund, (a portfolio of World Investment Series, Inc.) as of November 30, 1997, and the related statement of operations, the statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated International Growth Fund at November 30, 1997, the results of its operations, the changes in its net assets, and financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                                   ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
December 31, 1997



DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr.
Peter E. Madden
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer,
and Secretary

Karen M. Brownlee
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses and other information.

[LOGO OMITTED]

Federated
International
Growth Fund

ANNUAL REPORT
TO SHAREHOLDERS
NOVEMBER 30, 1997

Established 1997

Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com



Cusip 981487739
Cusip 981487721
Cusip 981487713
G02270-01 (1/98)

[RECYCLE LOGO OMITTED]


                          WORLD INVESTMENT SERIES, INC.
                Federated International Growth Fund (the "Fund")

A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated International Growth Fund., based on a 5.50% sales charge are represented by a solid line. The Morgan Stanley Capital International All Country World EX U.S. (the "MSEUACWZ") is represented by a dotted line. The Morgan Stanley Capital International Europe Australia Far East Index (the "MSCIEAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, and the MSEUACWZ and MSCIEAFE. The "x" axis reflects computation periods from 7/1/97 to 11/30/97. The "y" axis, measured in increments of $5,000 and ranging from $5,000 to $15,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 5.50% sales charge, as compared to the MSEUACWZ and the MSCIEAFE. The ending values were $8,250 for the Fund, $8,818 for the MSEUACWZ, and $9,016 for the MSCIEAFE, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class A Shares Cumulative Total Return, reflecting all applicable sales charges and contingent deferred sales charge, for the start of performance period 7/1/97 ending 11/30/97. The cumulative total return was (17.49%).

A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated International Growth Fund., based on a 5.50% contingent deferred sales charge are represented by a solid line. The Morgan Stanley Capital International All Country World EX U.S. (the "MSEUACWZ") is represented by a dotted line. The Morgan Stanley Capital International Europe Australia Far East Index (the "MSCIEAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the Fund, and the MSEUACWZ and MSCIEAFE. The "x" axis reflects computation periods from 7/1/97 to 11/30/97. The "y" axis, measured in increments of $5,000 and ranging from $5,000 to $15,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class B Shares, based on a 5.50% contingent deferred sales charge, as compared to the MSEUACWZ and the MSCIEAFE. The ending values were $8,230 for the Fund, $8,818 for the MSEUACWZ, and $9,016 for the MSCIEAFE, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class B Shares Cumulative Total Return, reflecting all applicable sales charges and contingent deferred sales charge, for the start of performance period 7/1/97 ending 11/30/97. The cumulative total return was (17.70%).


A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated International Growth Fund., based on a 1.00% contingent deferred sales charge are represented by a solid line. The Morgan Stanley Capital International All Country World EX U.S. (the "MSEUACWZ") is represented by a dotted line. The Morgan Stanley Capital International Europe Australia Far East Index (the "MSCIEAFE") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the Fund, and the MSEUACWZ and MSCIEAFE. The "x" axis reflects computation periods from 7/1/97 to 11/30/97. The "y" axis, measured in increments of $5,000 and ranging from $5,000 to $15,000, reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class C Shares, based on a 1.00% contingent deferred sales charge, as compared to the MSEUACWZ and the MSCIEAFE. The ending values were $8,630 for the Fund, $8,818 for the MSEUACWZ, and $9,016 for the MSCIEAFE, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class C Shares Cumulative Total Return, reflecting all applicable sales charges and contingent deferred sales charge, for the start of performance period 7/1/97 ending 11/30/97. The cumulative total return was (13.70%).